THE
ALGER FUNDS

Prospectus March 1, 2018

	Class	Ticker Symbol
Alger Capital Appreciation Fund	A B C	ACAAX ACAPX ALCCX
Alger Mid Cap Growth Fund	A B C	AMGAX AMCGX AMGCX
Alger SMid Cap Focus Fund	A C	ALMAX ALMCX
Alger Small Cap Growth Fund	A B C	ALSAX ALSCX AGSCX
Alger Small Cap Focus Fund	A C	AOFAX AOFCX
Alger Health Sciences Fund	A C	AHSAX AHSCX
Alger Growth & Income Fund	A C	ALBAX ALBCX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
8	Alger Mid Cap Growth Fund
15	Alger SMid Cap Focus Fund
22	Alger Small Cap Growth Fund
29	Alger Small Cap Focus Fund
36	Alger Health Sciences Fund
43	Alger Growth & Income Fund
50	Investment Objectives, Principal Investment Strategies and Related Risks
51	Additional Information About the Funds' Investment Strategies and Investments
58	Management and Organization
61	Hypothetical Investment and Expense Information
64	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Purchasing and Redeeming Fund Shares
A-3	Dividends and Distributions and Tax Consequences
A-4	Classes of Fund Shares
A-4	Sales Charges
A-7	Waivers of Sales Charges
A-10	Sales Charge Discounts
A-11	Investment Instructions
A-11	Special Instructions for Class B Shares
A-12	To Open an Account
A-12	To Make Additional Investments in an Existing Account
A-13	To Exchange Shares
A-13	To Redeem Shares
A-15	Limitations on Excessive Trading
A-16	Disclosure of Portfolio Holdings
A-17	Other Information
A-20	For Fund Information
A-21	Appendix A – Waivers and Discounts Available from Intermediaries

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Capital Appreciation Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees**	.77%**	.77%**	.77%**
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.21%	.22%	.20%
Total Annual Fund Operating Expenses	1.23%	1.99%	1.97%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2017, was .77%.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you

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invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$644	$895	$1,165	$1,935
Class B	$702	$924	$1,273	$2,121
Class C	$300	$618	$1,062	$2,296

You would pay the following expenses if you did not redeem your shares:

Class B	$202	$624	$1,073	$2,121
Class C	$200	$618	$1,062	$2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.99% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including

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interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary and health care sectors.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

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Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.60%	Worst Quarter: Q4 2008 -22.57%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	24.34%	15.12%	8.33%	9.34%
Return After Taxes on Distributions	22.40%	12.92%	7.26%	8.39%
Return After Taxes on Distributions and Sale of Fund Shares	15.25%	11.56%	6.49%	7.69%
Class B (Inception 11/1/93)
Return Before Taxes	25.33%	15.24%	8.19%	9.31%
Class C (Inception 7/31/97)
Return Before Taxes	29.31%	15.51%	8.08%	9.13%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	30.21%	17.33%	10.00%	7.89%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480,

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Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Mid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.31%	.29%	.37%
Total Annual Fund Operating Expenses	1.32%	2.05%	2.13%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$708	$943	$1,303	$2,192
Class C	$316	$667	$1,144	$2,462

You would pay the following expenses if you did not redeem your shares:

Class B	$208	$643	$1,103	$2,192
Class C	$216	$667	$1,144	$2,462

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.65% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

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Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	22.95%	12.17%	3.46%	8.48%
Return After Taxes on Distributions	22.70%	12.12%	3.44%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	13.19%	9.73%	2.72%	6.38%
Class B (Inception 5/24/93)
Return Before Taxes	23.72%	12.32%	3.38%	8.44%
Class C (Inception 7/31/97)
Return Before Taxes	27.71%	12.45%	3.14%	7.88%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.27%	15.30%	9.10%	8.98%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Since February 2013 Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

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Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger SMid Cap Focus Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.29%	.31%
Total Annual Fund Operating Expenses	1.35%	2.12%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$930	$1,226	$2,064
Class C	$315	$664	$1,139	$2,452

You would pay the following expenses if you did not redeem your shares:

Class C	$215	$664	$1,139	$2,452

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At

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December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic

Prospectus 17/81

developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active

Prospectus 18/81

trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 17.85%	Worst Quarter: Q4 2008 -28.33%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception (5/8/02)
Class A
Return Before Taxes	30.59%	12.77%	6.17%	8.95%
Return After Taxes on Distributions	24.56%	7.59%	3.64%	7.05%
Return After Taxes on Distributions and Sale of Fund Shares	17.77%	8.74%	4.26%	7.01%
Class C
Return Before Taxes	35.89%	13.12%	5.92%	8.70%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc. Sub-Adviser: Weatherbie Capital, LLC*	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

*  Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc., sub-advises the Fund subject to Fred Alger Management, Inc.'s supervision and approval.

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Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Small Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.32%	.38%	.36%
Total Annual Fund Operating Expenses	1.38%	2.19%	2.17%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 22/81

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$939	$1,241	$2,095
Class B	$722	$985	$1,375	$2,319
Class C	$320	$679	$1,164	$2,503

You would pay the following expenses if you did not redeem your shares:

Class B	$222	$685	$1,175	$2,319
Class C	$220	$679	$1,164	$2,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.32% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable

Prospectus 24/81

developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 25/81

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.75%	Worst Quarter: Q4 2008 -27.27%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	21.53%	10.57%	5.82%	4.80%
Return After Taxes on Distributions	21.19%	8.19%	4.61%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	12.47%	7.88%	4.42%	3.55%
Class B (Inception 11/11/86)
Return Before Taxes	22.23%	10.61%	5.81%	4.78%
Class C (Inception 7/31/97)
Return Before Taxes	26.25%	10.84%	5.45%	4.62%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	9.19%	7.01%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

Prospectus 26/81

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015
Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Prospectus 27/81

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 28/81

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Small Cap Focus Fund
Class	A		C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*		1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%		.75%
Distribution and/or Service (12b-1) Fees	.25%		1.00%
Other Expenses	.22%		.22%
Total Annual Fund Operating Expenses	1.22%		1.97%
Fee Waiver and/or Expense Reimbursement**	(.02	)%**	(.02	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%		1.95%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.20%, and Class C Shares to 1.95%, of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Prospectus 29/81

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$890	$1,158	$1,923
Class C	$298	$616	$1,061	$2,294

You would pay the following expenses if you did not redeem your shares:

Class C	$198	$616	$1,061	$2,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017,

Prospectus 30/81

the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks

Prospectus 31/81

tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Prospectus 32/81

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 22.50%	Worst Quarter: Q3 2011 -23.02%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception (3/3/08)
Class A
Return Before Taxes	22.13%	13.52%	8.79%
Return After Taxes on Distributions	21.85%	11.99%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares	12.75%	10.32%	6.90%
Class C
Return Before Taxes	26.98%	13.96%	8.61%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	10.86%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the

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other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Health Sciences Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.32%	.34%
Total Annual Fund Operating Expenses	1.12%	1.89%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$633	$862	$1,110	$1,817
Class C	$292	$594	$1,021	$2,212

You would pay the following expenses if you did not redeem your shares:

Class C	$192	$594	$1,021	$2,212

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106.66% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Privately Placed Securities Risk – A private placement is an offering of a company's securities that is not registered with the SEC and is not offered to the public. Less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q1 2017 16.29%	Worst Quarter: Q4 2008 -16.20%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	29.96%	16.30%	9.76%	11.91%
Return After Taxes on Distributions	29.04%	12.71%	7.86%	10.25%
Return After Taxes on Distributions and Sale of Fund Shares	17.72%	11.92%	7.40%	9.61%
Class C
Return Before Taxes	35.11%	16.67%	9.51%	11.64%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.10%
Russell 3000 Healthcare Index (reflects no deductions for fees, expenses or taxes)	23.13%	17.99%	11.60%	9.10%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

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Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 42/81

Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Growth & Income Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%	.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.35%	.35%
Total Annual Fund Operating Expenses	1.10%	1.85%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 43/81

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$631	$856	$1,099	$1,795
Class C	$288	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

Class C	$188	$582	$1,001	$2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.78% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

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The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that that has a more diversified portfolio.

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Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." Performance prior to April 1, 2011 does not reflect the Fund's current investment objective and strategies. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q4 2011 12.45%	Worst Quarter: Q4 2008 -17.68%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	14.29%	13.08%	7.65%	8.27%
Return After Taxes on Distributions	13.26%	11.89%	6.72%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	9.98%	5.75%	6.45%
Class C (Inception 7/31/97)
Return Before Taxes	18.72%	13.44%	7.42%	8.06%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.32%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold

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their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

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Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund's Summary Section in this Prospectus) and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An unmanaged index designed to measure the performance of the largest 1000 capitalization companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2000 Growth Index: An unmanaged index designed to measure the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2500 Growth Index: An unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 3000 Healthcare Index: An index designed to measure the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

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Additional Information About the Funds' Investment
Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

The following are each Fund's investment process, and principal investment strategies and related risks. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund's Statement of Additional Information.

Each Fund invests primarily in equity securities. Each Fund's investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges. The Funds invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, and Alger Health Sciences Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate

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promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Alger SMid Cap Focus Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater

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than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

Principal Risks

Investment Risk

An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Small Cap Securities Risk

There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Mid Cap Securities Risk

There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk

Alger Capital Appreciation Fund, Alger SMid Cap Focus Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Less Diversified Portfolio Risk

Each of Alger SMid Cap Focus Fund and Alger Small Cap Focus Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk

By focusing on an industry or a group of industries, the each of Alger Small Cap Focus Fund and Alger Health Sciences Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Sector Risk

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, and Alger Growth & Income Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that that has a more diversi-

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fied portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

The Fund may be more susceptible to particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies' securities may fall or fail to rise. In addition, companies in the healthcare sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Foreign Securities Risk

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign

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countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Portfolio Turnover (Active Trading) Risk

If the Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Income-Producing Securities Risk

Alger Growth & Income Fund invests in income-producing securities. Companies may cut or fail to declare dividends due to market downturns or other reasons.

Illiquid Investments Risk

Alger Health Sciences Fund invests in illiquid investments. Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

Restricted Securities Risk

Alger Health Sciences Fund invests in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, including privately placed securities, other securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

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Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2017) approximately $23.1 billion ($15.9 billion in mutual fund assets as well as $7.2 billion in other assets). The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Focus Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .55%; and Alger Growth & Income Fund – .50%.

The actual advisory fee rate paid by Alger Capital Appreciation Fund for the period ended October 31, 2017 was .77% of average daily net assets. The actual advisory fee rate paid by Alger Mid Cap Growth Fund for the period ended October 31, 2017 was .76% of average daily net assets. The actual advisory fee rate paid by Alger SMid Cap Focus Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Growth Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Focus Fund for the period ended October 31, 2017 was .75% of average daily net assets. The actual advisory fee rate paid by Alger Health Sciences Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Growth & Income Fund for the period ended October 31, 2017 was .585% of average daily net assets.

A discussion of the Trustees' basis for approving the advisory agreement with respect to each Fund is available in the Funds' annual report to shareholders for its most recent October 31 fiscal year end.

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Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, 16th Floor
Boston, Massachusetts 02110

The Manager has engaged Weatherbie Capital, LLC ("Weatherbie" or the "Sub-Adviser"), an affiliate of the Manager, to serve as Alger SMid Cap Focus Fund's sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2017, Weatherbie had approximately $1.3 billion in assets under management. Weatherbie sub-advises the Fund subject to the Manager's supervision and approval. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund.

Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013
Alger SMid Cap Focus Fund	H. George Dai, Ph. D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

*  Mr. Chung, the Manager's Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Fund's portfolio. Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager's analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

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•  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, blue sky agent and

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printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on page A-1.

Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund's transfer agent, DST Asset Manager Solutions, Inc. (the "Transfer Agent"), and provides certain shareholder administrative services to the Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.0165% of net assets with respect to Class A, B and C Shares.

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.48%	2.23%	6.09%	10.09%	14.24%	18.55%	23.01%	27.65%	32.46%	37.46%
End Investment Balance	$9,832	$10,203	$10,588	$10,987	$11,401	$11,831	$12,277	$12,740	$13,220	$13,718
Annual Expense	$644	$123	$128	$133	$138	$143	$148	$154	$160	$166

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Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.01%	6.11%	9.30%	12.59%	15.98%	19.47%	23.07%	26.78%	31.55%	36.51%
End Investment Balance	$10,301	$10,611	$10,930	$11,259	$11,598	$11,947	$12,307	$12,678	$13,155	$13,651
Annual Expense	$202	$208	$214	$221	$227	$234	$241	$249	$159	$165
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	30.82%	34.78%
End Investment Balance	$10,303	$10,615	$10,937	$11,268	$11,610	$11,961	$12,324	$12,697	$13,082	$13,478
Annual Expense	$200	$206	$212	$219	$225	$232	$239	$246	$254	$262

Alger Mid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	30.83%	35.64%
End Investment Balance	$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$13,083	$13,564
Annual Expense	$208	$214	$220	$227	$234	$241	$248	$255	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance	$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense	$216	$222	$229	$235	$242	$249	$256	$263	$271	$279

Alger SMid Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance	$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense	$655	$135	$140	$145	$150	$156	$162	$167	$174	$180

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Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278

Alger Small Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.63%	1.93%	5.62%	9.44%	13.41%	17.51%	21.77%	26.17%	30.74%	35.47%
End Investment Balance	$9,818	$10,173	$10,542	$10,923	$11,319	$11,728	$12,153	$12,593	$13,049	$13,521
Annual Expense	$658	$138	$143	$148	$153	$159	$165	$171	$177	$183

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.81%	5.70%	8.67%	11.72%	14.86%	18.09%	21.41%	24.82%	29.34%	34.02%
End Investment Balance	$10,281	$10,570	$10,867	$11,172	$11,486	$11,809	$12,141	$12,482	$12,934	$13,402
Annual Expense	$222	$228	$235	$241	$248	$255	$262	$270	$175	$182

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.83%	5.74%	8.73%	11.81%	14.97%	18.23%	21.57%	25.01%	28.55%	32.19%
End Investment Balance	$10,283	$10,574	$10,873	$11,181	$11,497	$11,823	$12,157	$12,501	$12,855	$13,219
Annual Expense	$220	$226	$233	$239	$246	$253	$260	$268	$275	$283

Alger Small Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.45%	2.28%	6.14%	10.15%	14.32%	18.64%	23.12%	27.78%	32.61%	37.62%
End Investment Balance	$9,835	$10,207	$10,593	$10,993	$11,409	$11,840	$12,287	$12,752	$13,234	$13,734
Annual Expense	$641	$122	$127	$132	$137	$142	$147	$153	$159	$165

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.95%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.05%	6.17%	9.39%	12.70%	16.12%	19.64%	23.26%	27.00%	30.85%	34.81%
End Investment Balance	$10,305	$10,617	$10,939	$11,270	$11,612	$11,964	$12,326	$12,700	$13,085	$13,481
Annual Expense	$198	$206	$212	$219	$225	$232	$239	$247	$254	$262

Prospectus 63/81

Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.37%	2.46%	6.43%	10.56%	14.85%	19.31%	23.94%	28.75%	33.74%	38.93%
End Investment Balance	$9,843	$10,225	$10,621	$11,033	$11,461	$11,906	$12,368	$12,848	$13,346	$13,864
Annual Expense	$633	$112	$117	$121	$126	$131	$136	$141	$147	$152

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.11%	6.32%	9.62%	13.03%	16.55%	20.17%	23.91%	27.76%	31.74%	35.83%
End Investment Balance	$10,311	$10,632	$10,962	$11,303	$11,655	$12,017	$12,391	$12,776	$13,174	$13,583
Annual Expense	$192	$198	$204	$210	$217	$224	$231	$238	$245	$253

Alger Growth & Income Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.35%	2.50%	6.49%	10.65%	14.96%	19.45%	24.11%	28.95%	33.97%	39.20%
End Investment Balance	$9,845	$10,228	$10,627	$11,042	$11,472	$11,920	$12,385	$12,868	$13,370	$13,891
Annual Expense	$631	$110	$115	$119	$124	$129	$134	$139	$144	$150

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.15%	6.40%	9.75%	13.21%	16.77%	20.45%	24.25%	28.16%	32.20%	36.36%
End Investment Balance	$10,315	$10,640	$10,975	$11,321	$11,677	$12,045	$12,425	$12,816	$13,220	$13,636
Annual Expense	$188	$194	$200	$206	$213	$219	$226	$233	$241	$248

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

Prospectus 64/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$20.09	$21.83	$23.13	$21.18	$16.59
Income from Investment Operations:
Net investment income (loss) (i)	(0.02)	—	(0.04)	(0.03)	0.11
Net realized and unrealized gain on investments	5.96	(0.07)	1.97	3.51	4.67
Total from investment operations	5.94	(0.07)	1.93	3.48	4.78
Dividends from net investment income	—	—	—	—	(0.12)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$25.86	$20.09	$21.83	$23.13	$21.18
Total return (ii)	29.84%	(0.42)%	9.15%	17.35%	29.11%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,506,389	$1,360,963	$1,592,859	$1,389,005	$1,217,389
Ratio of gross expenses to average net assets	1.23%	1.22%	1.23%	1.24%	1.26%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.23%	1.22%	1.23%	1.24%	1.26%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.02)%	(0.18)%	(0.14)%	0.58%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 65/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.32	$18.17	$19.91	$18.58	$14.57
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.14)	(0.17)	(0.17)	(0.02)
Net realized and unrealized gain on investments	4.81	(0.04)	1.66	3.03	4.10
Total from investment operations	4.66	(0.18)	1.49	2.86	4.08
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$20.81	$16.32	$18.17	$19.91	$18.58
Total return (ii)	28.82%	(1.18)%	8.30%	16.37%	28.13%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$14,820	$16,682	$24,399	$30,382	$33,068
Ratio of gross expenses to average net assets	1.99%	2.04%	2.01%	2.03%	2.05%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.99%	2.04%	2.01%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	(0.85)%	(0.84)%	(0.95)%	(0.93)%	(0.15)%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 66/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.39	$18.24	$19.97	$18.62	$14.62
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.13)	(0.17)	(0.17)	(0.03)
Net realized and unrealized gain on investments	4.84	(0.05)	1.67	3.05	4.12
Total from investment operations	4.69	(0.18)	1.50	2.88	4.09
Dividends from net investment income	—	—	—	—	(0.02)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$20.91	$16.39	$18.24	$19.97	$18.62
Total return (ii)	28.88%	(1.17)%	8.33%	16.44%	28.14%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$297,044	$309,114	$314,402	$236,985	$198,377
Ratio of gross expenses to average net assets	1.97%	1.98%	1.99%	2.00%	2.02%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.97%	1.98%	1.99%	2.00%	2.02%
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.78)%	(0.94)%	(0.90)%	(0.20)%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 67/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.20	$10.66	$10.54	$9.38	$7.05
Income from Investment Operations:
Net investment loss (i)	(0.07)	(0.03)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain on investments	3.34	(0.43)	0.19	1.20	2.36
Total from investment operations	3.27	(0.46)	0.12	1.16	2.33
Net asset value, end of period	$13.47	$10.20	$10.66	$10.54	$9.38
Total return (ii)	32.06%	(4.32)%	1.23%	12.37%	33.05%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$136,795	$111,423	$131,592	$142,977	$143,231
Ratio of gross expenses to average net assets	1.32%	1.33%	1.32%	1.35%	1.39%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.32%	1.33%	1.32%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.32)%	(0.67)%	(0.38)%	(0.31)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 68/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.23	$8.67	$8.63	$7.73	$5.86
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.09)	(0.12)	(0.09)	(0.07)
Net realized and unrealized gain on investments	2.69	(0.35)	0.16	0.99	1.94
Total from investment operations	2.57	(0.44)	0.04	0.90	1.87
Net asset value, end of period	$10.80	$8.23	$8.67	$8.63	$7.73
Total return (ii)	31.23%	(5.07)%	0.46%	11.64%	31.91%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$18,375	$19,005	$26,151	$33,377	$50,341
Ratio of gross expenses to average net assets	2.05%	2.05%	2.02%	2.04%	2.10%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.05%	2.05%	2.02%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(1.28)%	(1.05)%	(1.36)%	(1.05)%	(1.02)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 69/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.15	$8.58	$8.56	$7.68	$5.82
Income from Investment Operations:
Net investment loss (i)	(0.13)	(0.09)	(0.13)	(0.10)	(0.08)
Net realized and unrealized gain on investments	2.65	(0.34)	0.15	0.98	1.94
Total from investment operations	2.52	(0.43)	0.02	0.88	1.86
Net asset value, end of period	$10.67	$8.15	$8.58	$8.56	$7.68
Total return (ii)	30.92%	(5.01)%	0.35%	11.46%	31.96%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$15,438	$18,495	$23,628	$25,932	$26,320
Ratio of gross expenses to average net assets	2.13%	2.16%	2.12%	2.16%	2.21%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.13%	2.16%	2.12%	2.16%	2.21%
Ratio of net investment income (loss) to average net assets	(1.35)%	(1.16)%	(1.47)%	(1.19)%	(1.13)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 70/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.64	$16.72	$19.32	$20.89	$16.72
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.08)	(0.12)	(0.09)	(0.03)
Net realized and unrealized gain on investments	3.58	(0.04)	0.09	1.53	4.92
Total from investment operations	3.46	(0.12)	(0.03)	1.44	4.89
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$12.87	$10.64	$16.72	$19.32	$20.89
Total return (ii)	35.64%	(0.92)%	(0.31)%	7.68%	30.39%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$84,644	$82,618	$159,061	$241,510	$294,846
Ratio of gross expenses to average net assets	1.35%	1.35%	1.30%	1.27%	1.29%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.35%	1.35%	1.30%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets	(1.02)%	(0.69)%	(0.65)%	(0.45)%	(0.19)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 71/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.32	$14.45	$17.16	$19.00	$15.39
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.13)	(0.22)	(0.21)	(0.16)
Net realized and unrealized gain on investments	2.71	(0.04)	0.08	1.38	4.49
Total from investment operations	2.56	(0.17)	(0.14)	1.17	4.33
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$9.65	$8.32	$14.45	$17.16	$19.00
Total return (ii)	34.64%	(1.72)%	(1.09)%	6.92%	29.34%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,651	$32,183	$54,768	$63,572	$68,161
Ratio of gross expenses to average net assets	2.12%	2.15%	2.07%	2.03%	2.06%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.12%	2.15%	2.07%	2.03%	2.06%
Ratio of net investment income (loss) to average net assets	(1.79)%	(1.49)%	(1.43)%	(1.21)%	(0.96)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 72/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$6.15	$8.00	$8.96	$9.97	$7.79
Income from Investment Operations:
Net investment loss (i)	(0.06)	(0.05)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain on investments	2.31	(0.21)	0.11	0.19	2.53
Total from investment operations	2.25	(0.26)	0.03	0.12	2.49
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$8.40	$6.15	$8.00	$8.96	$9.97
Total return (ii)	36.59%	(3.92)%	0.16%	1.30%	33.15%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$102,318	$85,556	$115,594	$139,497	$175,214
Ratio of gross expenses to average net assets	1.38%	1.38%	1.35%	1.35%	1.38%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	1.38%	1.38%	1.35%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.79)%	(0.92)%	(0.81)%	(0.49)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 73/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$4.73	$6.57	$7.59	$8.67	$6.86
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.08)	(0.12)	(0.12)	(0.09)
Net realized and unrealized gain on investments	1.78	(0.17)	0.09	0.17	2.21
Total from investment operations	1.69	(0.25)	(0.03)	0.05	2.12
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$6.42	$4.73	$6.57	$7.59	$8.67
Total return (ii)	35.73%	(4.80)%	(0.55)%	0.61%	32.21%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,397	$4,998	$6,564	$8,874	$13,626
Ratio of gross expenses to average net assets	2.19%	2.18%	2.16%	2.11%	2.13%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	2.19%	2.18%	2.16%	2.11%	2.11%
Ratio of net investment income (loss) to average net assets	(1.68)%	(1.59)%	(1.73)%	(1.56)%	(1.24)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 74/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$4.59	$6.42	$7.44	$8.52	$6.76
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.08)	(0.12)	(0.12)	(0.10)
Net realized and unrealized gain on investments	1.72	(0.16)	0.09	0.17	2.17
Total from investment operations	1.63	(0.24)	(0.03)	0.05	2.07
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$6.22	$4.59	$6.42	$7.44	$8.52
Total return (ii)	35.51%	(4.79)%	(0.70)%	0.61%	31.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,007	$8,708	$13,724	$16,119	$19,461
Ratio of gross expenses to average net assets	2.17%	2.22%	2.16%	2.15%	2.18%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	2.17%	2.22%	2.16%	2.15%	2.16%
Ratio of net investment income (loss) to average net assets	(1.64)%	(1.64)%	(1.73)%	(1.61)%	(1.31)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 75/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.16	$10.95	$11.52	$12.98	$10.88
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.09)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain on investments	3.86	0.30	0.55	0.60	3.55
Total from investment operations	3.75	0.21	0.41	0.49	3.47
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$14.91	$11.16	$10.95	$11.52	$12.98
Total return (ii)	33.60%	1.92%	3.78%	4.23%	36.03%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$77,791	$23,653	$14,480	$7,241	$7,563
Ratio of gross expenses to average net assets	1.22%	1.36%	1.82%	2.22%	2.45%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.11)%	(0.22)%	(0.62)%	(0.85)%
Ratio of net expenses to average net assets	1.20%	1.25%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.84)%	(1.24)%	(0.95)%	(0.69)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 76/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.25	$10.12	$10.79	$12.34	$10.48
Income from Investment Operations:
Net investment loss (i)	(0.20)	(0.15)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain on investments	3.53	0.28	0.51	0.57	3.38
Total from investment operations	3.33	0.13	0.31	0.40	3.23
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$13.58	$10.25	$10.12	$10.79	$12.34
Total return (ii)	32.49%	1.28%	3.06%	3.65%	35.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$48,345	$15,928	$8,020	$2,612	$2,636
Ratio of gross expenses to average net assets	1.97%	2.12%	2.53%	2.99%	3.23%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.13)%	(0.28)%	(0.74)%	(0.98)%
Ratio of net expenses to average net assets	1.95%	1.99%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(1.61)%	(1.57)%	(1.91)%	(1.60)%	(1.34)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 77/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.01	$21.94	$26.96	$25.35	$21.75
Income from Investment Operations:
Net investment income (loss) (i)	(0.19)	(0.15)	(0.25)	(0.14)	(0.05)
Net realized and unrealized gain on investments	9.34	(2.39)	0.82	5.89	6.11
Total from investment operations	9.15	(2.54)	0.57	5.75	6.06
Dividends from net investment income	—	—	(0.16)	—	(0.01)
Distributions from net realized gains	—	(3.39)	(5.43)	(4.14)	(2.45)
Net asset value, end of period	$25.16	$16.01	$21.94	$26.96	$25.35
Total return (ii)	57.15%	(14.06)%	1.72%	26.29%	30.81%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$95,913	$68,686	$122,814	$139,306	$129,870
Ratio of gross expenses to average net assets	1.38%	1.41%	1.31%	1.31%	1.35%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.38%	1.41%	1.31%	1.31%	1.35%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.87)%	(1.05)%	(0.59)%	(0.21)%
Portfolio turnover rate	106.66%	93.49%	133.92%	167.94%	115.08%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 78/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$12.98	$18.53	$23.60	$22.83	$19.95
Income from Investment Operations:
Net investment loss (i)	(0.28)	(0.24)	(0.37)	(0.29)	(0.20)
Net realized and unrealized gain on investments	7.53	(1.92)	0.73	5.20	5.53
Total from investment operations	7.25	(2.16)	0.36	4.91	5.33
Dividends from net investment income	—	—	— (ii)
Distributions from net realized gains	—	(3.39)	(5.43)	(4.14)	(2.45)
Net asset value, end of period	$20.23	$12.98	$18.53	$23.60	$22.83
Total return (iii)	55.86%	(14.70)%	0.95%	25.37%	29.81%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,148	$28,242	$53,487	$60,628	$56,717
Ratio of gross expenses to average net assets	2.15%	2.18%	2.08%	2.06%	2.10%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.15%	2.18%	2.08%	2.06%	2.10%
Ratio of net investment income (loss) to average net assets	(1.63)%	(1.65)%	(1.81)%	(1.34)%	(0.98)%
Portfolio turnover rate	106.66%	93.49%	133.92%	167.94%	115.08%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Amount was less than $0.005 per share.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 79/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.66	$33.37	$33.56	$29.63	$24.43
Income from Investment Operations:
Net investment income (i)	0.56	0.59	0.59	0.63	0.56
Net realized and unrealized gain on investments	6.97	0.24	0.81	3.92	5.11
Total from investment operations	7.53	0.83	1.40	4.55	5.67
Dividends from net investment income	(0.50)	(0.50)	(0.51)	(0.62)	(0.47)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.68	$32.66	$33.37	$33.56	$29.63
Total return (ii)	23.22%	2.62%	4.26%	15.53%	23.45%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$72,427	$64,123	$70,933	$73,674	$80,832
Ratio of gross expenses to average net assets	1.19%	1.14%	1.15%	1.18%	1.19%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.19%	1.14%	1.15%	1.18%	1.19%
Ratio of net investment income (loss) to average net assets	1.52%	1.85%	1.76%	2.00%	2.07%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 80/81

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.23	$32.95	$33.18	$29.33	$24.22
Income from Investment Operations:
Net investment income (i)	0.28	0.35	0.33	0.38	0.34
Net realized and unrealized gain on investments	6.88	0.24	0.80	3.89	5.08
Total from investment operations	7.16	0.59	1.13	4.27	5.42
Dividends from net investment income	(0.24)	(0.27)	(0.28)	(0.42)	(0.31)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.14	$32.23	$32.95	$33.18	$29.33
Total return (ii)	22.28%	1.87%	3.47%	14.65%	22.53%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$22,266	$20,790	$21,156	$19,999	$17,173
Ratio of gross expenses to average net assets	1.94%	1.88%	1.90%	1.93%	1.96%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.94%	1.88%	1.90%	1.93%	1.96%
Ratio of net investment income (loss) to average net assets	0.76%	1.09%	0.99%	1.22%	1.27%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 81/81

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

DST Asset Manager Solutions, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Fund are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a

Prospectus A-1/A-24

significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Purchasing and Redeeming Fund Shares

Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. "In good order" means that all necessary information and documentation related to the redemption request have been provided to the Fund's transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Fund's transfer agent may require additional documentation in order to redeem your shares. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., "redeem in kind") if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund's procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder's expense.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This

Prospectus A-2/A-24

reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Dividends and Distributions and Tax Consequences

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Prospectus A-3/A-24

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C, and Z Shares). Each of Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C, and Z Shares). Each of Alger Small Cap Focus Fund and Alger SMid Cap Focus Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger 25 Fund offers one class of shares (Class P Shares). Class A, B and C, Shares are offered in this prospectus. Class I Shares, Class P Shares, Class Y Shares, and Class Z Shares are generally offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived if the shareholder's financial intermediary notified the Distributor before the shareholder purchased the Class A Shares that the financial intermediary would waive the 1.00% Dealer Allowance noted in the chart above.

In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution ("Financial Intermediary") that also provides servicing and/or maintenance

Prospectus A-4/A-24

of shareholder accounts. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit for Class A shares.

Minimum Investment Amount:

For the minimum investment amount for Class A shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Class B Shares

Class B Shares are subject to limited availability. See "Investment Instructions – Special Instructions for Class B Shares."

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Prospectus A-5/A-24

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: The maximum investment amount for Class B Shares is $49,999.

Minimum Investment Amount:

For the minimum investment amount for Class B Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC. The Fund's Distributor collects and retains any applicable CDSC paid.

Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an

Prospectus A-6/A-24

ongoing basis for distribution and shareholder services provided to Class C shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

At the time of the initial sale of Class C Shares, the Distributor generally pays a Financial Intermediary from its own resources an upfront commission of 1% of the amount invested. This amount represents a prepayment of the first year's distribution and shareholder servicing fees. In the first year following the initial sale, the Fund pays the distribution and shareholder service fees to the Distributor as reimbursement for the Distributor's upfront commission. If you redeem your Class C Shares on or before the first anniversary date of their purchase, you will pay a 1% CDSC. In the first year, the payment of a CDSC may result in the Distributor receiving amounts greater than the upfront commission paid to the Financial Intermediary. For Class C Shares held over a year, the Fund pays the distribution and shareholder service fees to the Distributor, who is responsible for paying Financial Intermediaries.

Maximum Investment Amount: The maximum investment limit for Class C Shares is $999,999.

Minimum Investment Amount:

For the minimum investment amount for Class C Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Waivers of Sales Charges

Different financial intermediaries may impose different sales charges or offer different sales charge discounts. These variations are described at the end of this Prospectus in Appendix A – Waivers and Discounts Available from Intermediaries.

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C Shares by:

•  employees, officers and or Trustees the Distributor and its affiliates,

•  Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those persons and

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•  spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by those persons;

•  accounts managed by the Manager,

•  employees, participants and beneficiaries of those accounts,

•  IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and

•  spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;

•  employee benefit or retirement plans or charitable accounts, including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;

•  an investment company registered under the Investment Company Act of 1940, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;

•  registered investment advisers for their own accounts;

•  certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A – Charge Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;

•  certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities);

•  a financial institution as shareholder of record on behalf of:

•  investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and

•  clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;

•  a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;

Prospectus A-8/A-24

•  registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;

•  children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund;

•  shareholders of Alger Global Growth Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts; and

•  shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.

Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of Alger Global Growth Fund (formerly Alger China-U.S. Growth Fund) may purchase Class A Shares of Global Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23,

Prospectus A-9/A-24

2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Reinstatement Privilege Under the Reinvestment Privilege, a shareholder who has redeemed Shares in a Fund account may reinvest all or part of the redemption proceeds in Shares of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Sales Charge Discounts

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a sales charge discount. Information on sales charge discounts is posted on the Fund's website, www.alger.com.

When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a discounted initial sales charge. For example, a purchase of up to $24,999 of Class A Shares of the Fund would be charged an initial charge of 5.25%, while a purchase of $25,000 would be charged an initial charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the sales charge discount.

Letter of Intent A sales charge discount is also available to Class A Share investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A Share investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date

Prospectus A-10/A-24

the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

Rights of Accumulation A third way that an investor in Class A Shares may be eligible for a sales charge discount is by reason of Rights of Accumulation ("ROA"). With ROA, Class A Shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a sales charge discount as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the sales charge discount. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Additional Information about Minimum Initial Investments

The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.

There is no minimum initial investment for the following categories of eligible investors:

•  Any current employee of Fred Alger Management, Inc. or Fred Alger & Company, Incorporated or their affiliates, and any of their immediate family members who share the same address.

•  Trustees of the Funds and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.

Investment Instructions

Special Instructions for Class B Shares

With respect to each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the exchange privilege as described below at "To Exchange Shares." Purchase orders received from new investors for Class B Shares will be invested in Class A Shares of the same Fund, subject to the initial sales charge that generally applies to Class A Shares.

All other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.

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To Open an Account:

By Mail: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Fund's website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Fund's transfer agent at the following address:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

By FED Wire: Forward the completed New Account Application to DST Asset Manager Solutions, Inc., Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to DST Asset Manager Solutions, Inc. Contact DST Asset Manager Solutions, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Telephone: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your

Prospectus A-12/A-24

previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

You can sign up for TelePurchase when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*TelePurchase is not available for Retirement Plans.

By FED Wire: Have your bank wire funds to DST Asset Manager Solutions, Inc. Contact DST Asset Manager Solutions, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.

You can sign up for the Automatic Investment Plan when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares:

By Telephone or Online: You can exchange Class A, B or C Shares of a Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to from Class A Shares to Class I Shares, or from Class A Shares to Class Z or Class Z-2 Shares, or from Class C Shares to Class Z or Class Z-2 Shares.

To Redeem Shares:

By Mail: Send a letter of instruction to DST Asset Manager Solutions, Inc., Attn: The Alger Funds which includes:

Prospectus A-13/A-24

•  account number

•  Fund name and Share class

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a Medallion signature guarantee is required if

•  your redemption is for more than $50,000; or

•  you want the check sent to a different address than the one we have on file; or

•  you want the check to be made payable to someone other than the registered owners we have on file; or

•  you have changed your address on file within the past 30 days.

By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a Medallion signature guarantee.

TeleRedemption* allows you to redeem shares by telephone (minimum $500, maximum $50,000). Your redemption will be processed at the NAV next calculated after your request is received and the funds will be transferred to your previously designated bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

You can sign up for TeleRedemption when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*Not available for Retirement Plans

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more.

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The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

Limitations on Excessive Trading

Each of the Funds except for International Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Active trading may be attempted and may, if carried out on a large scale, impose burdens on a Fund's portfolio managers, interfere with the efficient management of a Fund, increase a Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed

Prospectus A-15/A-24

through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President, Secretary or Assistant Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

Prospectus A-16/A-24

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund's portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Other Payments by the Funds. In addition to fees that the Funds may pay to a Financial Intermediary pursuant to the Rule 12b-1 plan and fees the Funds pay to their Transfer Agent, DST Asset Manager Solutions, Inc., the Distributor, on behalf of a

Prospectus A-17/A-24

Fund, may enter into agreements with Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for networking, sub-transfer agency and/or sub-accounting services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of the Fund's assets or 0.50% annually of the value of the Fund's sales attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), a Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Prospectus A-18/A-24

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order (When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder.);

Redeem all Fund shares;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

Prospectus A-19/A-24

For Fund Information:

By Telephone:  (800) 992-3863

By Mail:  DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Internet:  Text versions of Fund documents can be downloaded from the following sources:

•  The Fund: http://www.alger.com

•  SEC (EDGAR data base): www.sec.gov

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Fund's Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Funds' website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Alger Electronic Delivery Service

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

TAF Retail

Prospectus A-20/A-24

APPENDIX A
WAIVERS AND DISCOUNTS AVAILABLE FROM INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in the this prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

Prospectus A-21/A-24

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C shares, by the following financial institutions, on behalf of their clients, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor:

(1)  1st Global Capital Corp

(2)  Advisory Group Equity Services Ltd.

(3)  AIG Retirement Services

(4)  Allstate Financial Services LLC

(5)  American Enterprise Investment

(6)  American Portfolios Financial Services

(7)  Ameritas Investment Corp

(8)  Ameritrade Inc.

(9)  Andrew Garrett Inc

(10)  Apex Clearing Corporation

(11)  Ascensus Financial Services LLC

(12)  Ausdal Financial Partners, Inc.

(13)  Avalon Investment & Securities Inc.

(14)  AXA Advisors, LLC

(15)  Bankers & Investors Co.

(16)  BB&T Investment Services Inc.

(17)  Berthel, Fisher & Company Inc.

(18)  Brown Brothers Harriman & Co.

(19)  Cadaret, Grant & Co. Inc.

(20)  Cambridge Investment Research Inc.

(21)  Capital Management Securities Inc.

(22)  Capitol Securities Mgmt Inc.

Prospectus A-22/A-24

(23)  Centaurus Financial Inc.

(24)  Cetera Advisor Networks LLC

(25)  Charles Schwab & Co

(26)  Clearview Corespondent Services LLC

(27)  Commonwealth Financial Network

(28)  Comprehensive Asset Management

(29)  David Lerner Associates Inc.

(30)  Deutsche Bank Securities

(31)  DWS Investments Distributors Inc

(32)  Edward Jones & Co

(33)  Fieldpoint Private Securities LLC

(34)  Financial Telesis Inc.

(35)  First Command Financial Planning

(36)  Folio (Fn) Investment Inc.

(37)  Fortune Financial Services Inc.

(38)  Fred Alger & Company, Incorporated

(39)  FSC Securities Corp

(40)  Fulcrum Securities LLC

(41)  Geneos Wealth Management

(42)  Girard Securities, Inc.

(43)  GWFS Equities Inc.

(44)  GWN Securities Inc.

(45)  H Beck, Inc.

(46)  H D Vest Investment Securities

(47)  Hand Securities Inc.

(48)  Hilliard Lyons Inc.

(49)  Hornor Townsend & Kent Inc.

(50)  HSBC Bank USA NA

(51)  Invest Financial Corp

(52)  Janney Montgomery Scott LLC

(53)  JP Morgan Clearing Corp

(54)  Kestra Investment Services

(55)  Kovack Securities Inc.

(56)  L.M. Kohn & Company

(57)  Lincoln Financial Advisors

(58)  Lincoln Financial Securities

(59)  Lincoln Investment

(60)  Lincoln Investment Planning, LLC

(61)  LPL Financial Corporation

(62)  M Holdings Securities

(63)  Merrill Lynch, Pierce, Fenner & Smith Incorporated

(64)  Mid Atlantic Capital Corp

(65)  MML Distributors LLC

(66)  MML Investors Services, LLC

(67)  Money Concepts Capital Corp

(68)  Morgan Stanley Smith Barney LLC

(69)  MSCS Financial Services LLC

(70)  MSI Financial Services

(71)  Mutual Securities Inc.

(72)  National Financial Services Co

(73)  National Planning Corp

(74)  National Securities Corp

(75)  Network 1 Financial Securities Inc.

Prospectus A-23/A-24

(76)  Next Financial Group Inc.

(77)  North Ridge Securities Corp

(78)  Northeast Securities, Inc.

(79)  Nylife Securities LLC

(80)  Oppenheimer & Co Inc.

(81)  Park Avenue Securities LLC

(82)  Parkland Securities LLC

(83)  Pershing LLC

(84)  Planmember Securities Corporation

(85)  Princor Financial Services

(86)  Proequities Inc.

(87)  Prudential Investment Mgmt

(88)  Purshe Kaplan Sterling

(89)  Pyramid Funds Corporation

(90)  Questar Capital Corporation

(91)  Raymond James & Associates

(92)  RBC Global Markets Corporation

(93)  Reliance Trust Co

(94)  Robert W Baird & Co Inc.

(95)  Royal Alliance Associates Inc.

(96)  Sagepoint Financial, Inc.

(97)  SA Stone Wealth Management

(98)  Scott & Stringfellow

(99)  Securian Financial Services Inc.

(100)  Securities America Inc.

(101)  Securities Management & Research

(102)  Securities Service Network, Inc.

(103)  Sigma Financial Corp

(104)  Signator Investors Inc.

(105)  SII Investments Inc.

(106)  Silver Oak Securities Inc.

(107)  Snowden Account Services, Inc.

(108)  Stephens Inc

(109)  Stifel, Nicolaus & Company Inc.

(110)  T Rowe Price

(111)  TCAdvisors Network

(112)  TD Ameritrade Trust Company

(113)  The Leaders Group Inc.

(114)  Ubs Financial Services Inc.

(115)  United Planners Financial

(116)  US Bancorp Investments Inc.

(117)  Valic Financial Advisors Inc.

(118)  Vanguard Fiduciary Trust Co

(119)  Vanguard Marketing Corporation

(120)  Voya Financial Advisors (ING)

(121)  Wachovia Bank

(122)  Wells Fargo Bank

(123)  Wells Fargo Brokerage Services

(124)  Wells Fargo Clearing Services LLC

(125)  Western International

(126)  Winslow, Evans & Crocker, Inc.

(127)  Woodbury Financial Services

(128)  Wuestenrot Bank Ag Pfandbiefbank

Prospectus A-24/A-24

THE
ALGER FUNDS

Available for investment by Institutional Investors

Prospectus March 1, 2018

	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger Mid Cap Growth Fund	Z	AMCZX
Alger SMid Cap Focus Fund	I Y Z	ASIMX ASYMX ASMZX
Alger Small Cap Growth Fund	Z	ASCZX
Alger Small Cap Focus Fund	I Y Z	AOFIX AOFYX AGOZX
Alger Health Sciences Fund	Z	AHSZX
Alger Growth & Income Fund	Z	AGIZX
Alger 25 Fund	P	ATFPX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
7	Alger Mid Cap Growth Fund
13	Alger SMid Cap Focus Fund
34	Alger Small Cap Growth Fund
40	Alger Small Cap Focus Fund
58	Alger Health Sciences Fund
64	Alger Growth & Income Fund
70	Alger 25 Fund
75	Investment Objectives, Principal Investment Strategies and Related Risks
76	Additional Information About the Funds' Investment Strategies and Investments
83	Management and Organization
89	Hypothetical Investment and Expense Information
91	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions and Tax Consequences
A-3	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-6	Exchanges
A-6	Other Purchase and Exchange Limitations
A-6	Limitations on Excessive Trading
A-7	Disclosure of Portfolio Holdings
A-8	Other Information
A-11	For Fund Information

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Capital Appreciation Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.77%*
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses	.88%

*  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2017, was .77%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$281	$488	$1,084

Prospectus 1/102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.99% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 2/102

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Prospectus 3/102

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 16.75%	Worst Quarter: Q3 2011 -15.41%

Prospectus 4/102

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	31.69%	16.75%	14.25%
Return After Taxes on Distributions	29.68%	14.55%	12.64%
Return After Taxes on Distributions and Sale of Fund Shares	19.46%	12.93%	11.22%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	30.21%	17.33%	14.76%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education

Prospectus 5/102

Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 6/102

Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement*	(.02 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019, to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to 1.05% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$107	$338	$588	$1.304

Prospectus 7/102

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.65% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 8/102

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare

Prospectus 9/102

companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 10/102

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2017 10.57%	Worst Quarter: Q1 2016 -4.45%

Average Annual Total Return as of December 31, 2017

	1 Year	Since Inception
Class Z (Inception 5/28/15)
Return Before Taxes	29.98%	6.85%
Return After Taxes on Distributions	29.72%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	17.17%	5.28%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.27%	9.32%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 11/102

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 12/102

Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.29%
Total Annual Fund Operating Expenses	1.35%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Prospectus 13/102

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but change is underway that Weatherbie believes can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Prospectus 14/102

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio.

Prospectus 15/102

Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 16/102

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 5/8/02
Class I (Inception 8/6/07)
Return Before Taxes	37.90%	14.00%	6.82%	9.39%
Return After Taxes on Distributions	31.67%	8.84%	4.31%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	21.92%	9.77%	4.81%	7.41%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

*  Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Prospectus 17/102

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC*	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

*  Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc., sub-advises the Fund subject to Fred Alger Management, Inc.'s supervision and approval.

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Prospectus 18/102

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 19/102

Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Focus Fund
Class	Y
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	None
Other Expenses	8.73%
Total Annual Fund Operating Expenses	9.54%
Fee Waiver and/or Expense Reimbursement*	(8.67)%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.87%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Y Shares of the Fund to .87% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 20/102

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$89	$1,986	$3,716	$7,397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

Prospectus 21/102

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 22/102

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Prospectus 23/102

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Y Shares were not offered prior to August 30, 2017. Historical performance prior to August 30, 2017 is that of the Fund's Class I Shares. Performance prior to August 6, 2007, commencement of the Class I Shares' operations, is that of the Fund's Class A Shares. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

Prospectus 24/102

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 5/8/02
Class I (Inception 8/6/07)*
Return Before Taxes	37.90%	14.00%	6.82%	9.39%
Return After Taxes on Distributions	31.67%	8.84%	4.31%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	21.92%	9.77%	4.81%	7.41%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

*  The returns shown are for Class I Shares, which would have had substantially similar annual returns as Class Y Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC*	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA
Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

*  Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc., sub-advises the Fund subject to Fred Alger Management, Inc.'s supervision and approval.

Prospectus 25/102

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 26/102

Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Alger SMid Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement**	(.07	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.99%

*  The expense information in the table has been restated to reflect an adjustment to the Fee Waiver and/or Expense Reimbursement that was effective on January 1, 2018.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 27/102

would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$330	$578	$1,288

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but change is underway that Weatherbie believes can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

Prospectus 28/102

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 29/102

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Prospectus 30/102

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.36%	Worst Quarter: Q3 2011 -22.67%

Prospectus 31/102

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	38.39%	14.38%	11.50%
Return After Taxes on Distributions	32.28%	9.27%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	22.19%	10.08%	8.29%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	12.84%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC*	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA
Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

*  The expense information in the table has been restated to reflect an adjustment to the Fee Waiver and/or Expense Reimbursement that was effective on January 1, 2018.

Prospectus 32/102

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 33/102

Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement*	(.09 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 34/102

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$335	$587	$1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.32% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Prospectus 35/102

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 36/102

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 37/102

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q4 2011 15.48%	Worst Quarter: Q3 2011 -22.89%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	28.64%	12.13%	9.76%
Return After Taxes on Distributions	28.28%	9.74%	8.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.50%	9.15%	7.50%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 38/102

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015
Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 39/102

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.21%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement*	(.01 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.20% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 40/102

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$383	$664	$1,465

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

Prospectus 41/102

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial

Prospectus 42/102

resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's

Prospectus 43/102

past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 22.64%	Worst Quarter: Q3 2011 -22.95%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class I (Inception 3/3/08)
Return Before Taxes	28.93%	14.91%	9.58%
Return After Taxes on Distributions	28.64%	13.39%	8.50%
Return After Taxes on Distributions and Sale of Fund Shares	16.61%	11.49%	7.59%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	10.86%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state

Prospectus 44/102

and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 45/102

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Y
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.76%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement*	(.61 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.90%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Y Shares of the Fund to .90% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 46/102

or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Y	$92	$417	$766	$1,749

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

Prospectus 47/102

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial

Prospectus 48/102

resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods

Prospectus 49/102

compare with those of an appropriate benchmark of market performance. Class Y Shares were not offered prior to March 1, 2017. Historical performance prior to March 1, 2017 is that of the Fund's Class Z Shares. Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)*
Return Before Taxes	29.27%	15.23%	11.91%
Return After Taxes on Distributions	28.98%	13.70%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.80%	11.75%	9.26%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

*  The returns shown are for Class Z Shares, which would have substantially similar annual returns as Class Y Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

Prospectus 50/102

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 51/102

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.90%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Prospectus 52/102

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Prospectus 53/102

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that

Prospectus 54/102

the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

Prospectus 55/102

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	29.27%	15.23%	11.91%
Return After Taxes on Distributions	28.98%	13.70%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.80%	11.75%	9.26%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Prospectus 56/102

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 57/102

Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.86%
Fee Waiver and/or Expense Reimbursement**	(.11	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%

*  The expense information in the table has been restated to reflect a reduction in management fees and an adjustment to the Fee Waiver and/or Expense Reimbursement that were effective on January 1, 2018.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .75% of the class's average net assets. The expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 58/102

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$77	$263	$466	$1,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106.66% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Prospectus 59/102

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in

Prospectus 60/102

value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Concentration Risk – By focusing on an industry or a group of industries, the Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Healthcare Companies Risk – The Fund may have a significant portion of its assets invested in securities of healthcare companies. At times, the performance of healthcare companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. Healthcare companies may also be significantly affected by intense competition, aggressive pricing, government regulation, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Privately Placed Securities Risk – A private placement is an offering of a company's securities that is not registered with the SEC and is not offered to the public. Less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past

Prospectus 61/102

performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2017 16.43%	Worst Quarter: Q1 2016 -15.96%

Average Annual Total Return as of December 31, 2017

	1 Year	Since Inception (5/28/15)
Class Z
Return Before Taxes	37.75%	6.90%
Return After Taxes on Distributions	36.76%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	22.17%	4.76%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	11.66%
Russell 3000 Healthcare Index (reflects no deductions for fees, expenses or taxes)	23.13%	5.34%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual

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retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Alger Growth & Income Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.81%
Fee Waiver and/or Expense Reimbursement**	(.12	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.69%

*  The expense information in the table has been restated to reflect a reduction in management fees and an adjustment to the Fee Waiver and/or Expense Reimbursement that were effective on January 1, 2018.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .69% of the class's average net assets. The expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$70	$247	$438	$991

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.78% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc, classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend-paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

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The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable

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developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2013 10.60%	Worst Quarter: Q3 2015 -6.70%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since 3/1/12
Class Z (Inception 3/1/12)
Return Before Taxes	21.00%	14.60%	13.21%
Return After Taxes on Distributions	19.77%	13.27%	11.95%
Return After Taxes on Distributions and Sale of Fund Shares	12.22%	11.17%	10.11%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	14.48%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger 25 Fund

Investment Objective

Alger 25 Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Alger 25 Fund
Class P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.55	%*
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement**	(0.54	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

*  The management fee paid to Fred Alger Management, Inc. (the "Manager") consists of a base fee at an annual rate of 0.55% of the Fund's average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund's performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

**  The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund's Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the management fee, and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these

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assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years
Class P	$66	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because Alger 25 Fund is a new series, there is no portfolio turnover rate disclosed.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests in a 25-stock portfolio of equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund invests primarily in companies whose securities are traded on domestic exchanges. The Fund focuses its investments in technology companies benefiting from technological improvements, advancements or developments. Technology companies are those companies that, in the opinion of Fred Alger Management, Inc., use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.

The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 25 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund's performance.

The Fund's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

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The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.

Equity Securities Risk – The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to the progress of technological developments.

Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a 25-stock portfolio. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in

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the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap and Mid Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Performance

No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance will be available at www.alger.com within a reasonable amount of time after the Fund commences operations.

Management

Investment Manager	Portfolio Manager Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since December 2017

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Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class P Shares are generally subject to a minimum initial investment of $500,000. Class P Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase, redeem, or exchange Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund, Alger Growth & Income Fund and Alger 25 Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund's Summary Section in this Prospectus) and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An unmanaged index designed to measure the performance of the largest 1000 capitalization companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2000 Growth Index: An unmanaged index designed to measure the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2500 Growth Index: An unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 3000 Healthcare Index: An index designed to measure the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

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Additional Information About the Funds' Investment Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger Mid Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger 25 Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

The following are each Fund's investment process, and principal investment strategies and related risks. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund's Statement of Additional Information.

Each Fund invests primarily in equity securities. Each Fund's investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger Health Sciences Fund and Alger 25 Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Alger SMid Cap Focus Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater

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than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

Alger 25 Fund

Under normal circumstances, the Fund invests in a 25-stock portfolio of equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund invests primarily in companies whose securities are traded on domestic exchanges. The Fund focuses its investments in technology companies benefiting from technological improvements, advancements or developments. Technology companies are those companies that, in the opinion of Fred Alger Management, Inc., use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.

The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 25 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund's performance.

Principal Risks

Investment Risk

An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors

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affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Small Cap Securities Risk

There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Mid Cap Securities Risk

There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk

Alger Capital Appreciation Fund, Alger SMid Cap Focus Fund, Alger Small Cap Focus Fund and Alger 25 Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly

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available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Non-Diversification Risk

The Alger 25 Fund is a non-diversified investment company. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund concentrates its investments in the shares of particular companies. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.

Small Number of Holdings Risk

Under normal circumstances, the Alger 25 Fund invests in a 25-stock portfolio. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.

Less Diversified Portfolio Risk

Each of Alger SMid Cap Focus Fund and Alger Small Cap Focus Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund, Alger Growth & Income Fund, and Alger 25 Fund may have a

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significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

The Fund may be more susceptible to particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The healthcare field is subject to substantial governmental regulation and may, therefore, be adversely affected by changes in governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of healthcare companies' securities may fall or fail to rise. In addition, companies in the healthcare sector can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Concentration Risk

By focusing on an industry or a group of industries, the each of Alger Small Cap Focus Fund and Alger Health Sciences Fund carries much greater risks of adverse developments and price movements in such industries than a fund that invests in a wider variety of industries. Because the Fund concentrates in a specific industry or group of industries, there is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries.

Portfolio Turnover (Active Trading) Risk

If the Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

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Income-Producing Securities Risk

Alger Growth & Income Fund invests in income-producing securities. Companies may cut or fail to declare dividends due to market downturns or other reasons.

Illiquid Investments Risk

Alger Health Sciences Fund invests in illiquid investments. Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

Restricted Securities Risk

Alger Health Sciences Fund invests in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, including privately placed securities, other securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2017) approximately $23.1 billion ($15.9 billion in mutual fund assets as well as $7.2 billion in other assets). The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a

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percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Focus Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .55%, and Alger Growth & Income Fund – .50%. Management fee information for Alger 25 Fund is provided below.

The actual advisory fee rate paid by Alger Capital Appreciation Fund for the period ended October 31, 2017 was .77% of average daily net assets. The actual advisory fee rate paid by Alger Mid Cap Growth Fund for the period ended October 31, 2017 was .76% of average daily net assets. The actual advisory fee rate paid by Alger SMid Cap Focus Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Growth Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Focus Fund for the period ended October 31, 2017 was .75% of average daily net assets. The actual advisory fee rate paid by Alger Health Sciences Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Growth & Income Fund for the period ended October 31, 2017 was .585% of average daily net assets.

Fred Alger Management, Inc. has contractually agreed to waive fees or reimburse Alger Small Cap Focus Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to 0.99% of the class's average daily net assets.

In consideration of the services provided by Alger Management, the Alger 25 Fund will pay Alger Management a fee ("Management Fee") that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee based upon the investment performance of the Class P Shares of the Fund ("Measuring Class") in relation to the investment record of a securities index ("Index") over the same performance period.

Base Fee. The base fee is calculated and accrued daily, at the annualized rate of 0.55% of Alger 25 Fund's average daily net assets ("Base Fee").

Performance Adjustment. Alger Management's compensation is increased or decreased from the Base Fee by a performance adjustment ("Performance Adjustment") that depends on whether, and to what extent, the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the S&P 500 Index plus 2.50% (250 basis points) ("Index Hurdle") over the Performance Period (as defined below).

The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts 0.001% (0.1 basis points) of Alger 25 Fund's average daily net assets for each 0.01% (1 basis point) of absolute performance by which the

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performance of the Measuring Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.25% (25 basis points) of Alger 25 Fund's average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.50% percentage points (250 basis points) for the Performance Period.

For purposes of calculating the Performance Adjustment, the investment performance of the Measuring Class will be the sum of:

1.  the change in the Class's net asset value ("NAV") per share during the Performance Period; plus

2.  the value of the Class's cash distributions per share accumulated to the end of the Performance Period; plus

3.  the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the Class's NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of the Index will be the sum of:

1.  the change in the level of the Index during the Performance Period; plus

2.  the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

Performance Period. The period over which performance is measured ("Performance Period") is a 12-month period beginning on the first business day in the month of November through October 31 of the same year.

Initial Performance Period. The Performance Period generally consists of a 12-month period, although the Performance Adjustment will be 10/12 (the "Initial Performance Adjustment") during the period from the first day of the first full month after the start of Alger 25 Fund's operations until October 31, 2018 (the "Initial Performance Period"). During the Initial Performance Period, Alger 25 Fund's Base Fee plus Initial Performance Adjustment will apply. As a result of this arrangement, Alger 25 Fund's effective fee with respect to the Initial Performance Period may be

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lower or higher than the Base Fee, depending on whether the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle over the Initial Performance Period.

Payment of Fees. Alger 25 Fund will pay Alger Management, on a monthly basis, the minimum fee rate of 0.30% on an annualized basis (Base Fee minus the maximum Performance Adjustment) applied to the average daily net assets of Alger 25 Fund for the month. At the end of the Performance Period, Alger 25 Fund will pay Alger Management the total Management Fee for the Performance Period, less the amount of any minimum fees paid during the Performance Period.

Measuring Class. The Measuring Class of shares of Alger 25 Fund initially is the Class P Shares of Alger 25 Fund. If the Board of Trustees determines that a different class of shares of Alger 25 Fund is the most appropriate for use in calculating the Performance Adjustment, the Board may change the class of shares used as the Measuring Class without shareholder approval, unless shareholder approval of such change is otherwise required by applicable law. If a different class of shares (the "Replacement Measuring Class") is substituted in calculating the Performance Adjustment, the use of the Replacement Measuring Class of shares for purposes of calculating the Performance Adjustment may apply to the entire Performance Period so long as the Replacement Measuring Class was outstanding at the beginning of such period. If the Replacement Measuring Class of shares was not outstanding for all of the Performance Period, the Replacement Measuring Class may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the Replacement Measuring Class was outstanding, and any previous portion of the Performance Period will be calculated using the Measuring Class.

A Performance Adjustment will not be based on whether the absolute performance of the Class P Shares is positive or negative, but rather based on whether such performance exceeds or is exceeded by the performance of the Index Hurdle. Alger 25 Fund could pay a Performance Adjustment for positive relative performance even if the Class P Shares decrease in value, so long as Alger 25 Fund's performance exceeds that of the Index Hurdle. It is possible that, if you buy shares of Alger 25 Fund after the beginning of a Performance Period, you will bear a share of a Performance Adjustment payable by Alger 25 Fund based on performance that preceded your purchase and from which you therefore did not benefit.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders for its most recent October 31 fiscal year end.

Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, 16th Floor
Boston, Massachusetts 02110

The Manager has engaged Weatherbie Capital, LLC ("Weatherbie" or the "Sub-Adviser"), an affiliate of the Manager, to serve as Alger SMid Cap Focus Fund's sub-adviser under a sub-investment advisory agreement between the Manager and the

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Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2017, Weatherbie had approximately $1.3 billion in assets under management. Weatherbie sub-advises the Fund subject to the Manager's supervision and approval. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund.

Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013
Alger SMid Cap Focus Fund	H. George Dai, Ph.D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012
Alger 25 Fund	Ankur Crawford, Ph.D.	December 2017

•  Mr. Chung, the Manager's Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Fund's portfolio. Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager's analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice

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President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008 and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, blue sky agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund's transfer agent, DST Asset Manager Solutions, Inc. (the "Transfer Agent"), and provides certain shareholder administrative services to the

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Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class I, P, Y, and Z Shares.

For more information, please see the Shareholder Information section beginning on Page A-1.

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

•  There is no performance adjustment to the management fee of the Alger 25 Fund.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End Investment Balance	$10,412	$10,841	$11,288	$11,753	$12,237	$12,741	$13,266	$13,813	$14,382	$14,974
Annual Expense	$90	$94	$97	$101	$106	$110	$114	$119	$124	$129

Alger Mid Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.05%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.95%	8.04%	12.28%	16.69%	21.28%	26.05%	31.00%	36.15%	41.50%	47.06%
End Investment Balance	$10,395	$10,804	$11,228	$11,669	$12,128	$12,605	$13,100	$13,615	$14,150	$14,706
Annual Expense	$107	$113	$118	$123	$127	$132	$138	$143	$149	$154

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Alger SMid Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.65%	7.43%	11.35%	15.42%	19.63%	24.00%	28.52%	33.22%	38.08%	43.12%
End Investment Balance	$10,365	$10,743	$11,135	$11,542	$11,963	$12,400	$12,852	$13,322	$13,808	$14,312
Annual Expense	$137	$142	$148	$153	$159	$164	$170	$177	$183	$190

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.87%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.13%	-0.60%	-5.11%	-9.42%	-13.53%	-17.46%	-21.20%	-24.78%	-28.20%	-31.46%
End Investment Balance	$10,413	$9,940	$9,489	$9,058	$8,647	$8,254	$7,880	$7,522	$7,180	$6,854
Annual Expense	$89	$971	$927	$885	$845	$806	$770	$735	$701	$669

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.11%	12.37%	16.79%	21.40%	26.18%	31.15%	36.32%	41.69%	47.27%
End Investment Balance	$10,401	$10,811	$11,237	$11,679	$12,140	$12,618	$13,115	$13,632	$14,169	$14,727
Annual Expense	$101	$112	$117	$121	$126	$131	$136	$142	$147	$153

Alger Small Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.09%	12.32%	16.73%	21.30%	26.06%	31.00%	36.13%	41.47%	47.02%
End Investment Balance	$10,401	$10,809	$11,232	$11,673	$12,130	$12,606	$13,100	$13,613	$14,147	$14,702
Annual Expense	$101	$115	$119	$124	$129	$134	$139	$144	$150	$156

Alger Small Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.80%	7.73%	11.82%	16.06%	20.45%	25.02%	29.76%	34.67%	39.78%	45.08%
End Investment Balance	$10,380	$10,773	$11,182	$11,606	$12,045	$12,502	$12,976	$13,467	$13,978	$14,508
Annual Expense	$122	$128	$133	$138	$143	$149	$154	$160	$166	$172

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.90%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.10%	7.73%	11.49%	15.38%	19.41%	23.58%	27.89%	32.35%	36.97%	41.75%
End Investment Balance	$10,410	$10,773	$11,149	$11,538	$11,941	$12,358	$12,789	$13,235	$13,697	$14,175
Annual Expense	$92	$160	$166	$171	$177	$183	$190	$196	$203	$210

Prospectus 90/102

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End Investment Balance	$10,410	$10,837	$11,281	$11,744	$12,225	$12,726	$13,248	$13,791	$14,357	$14,945
Annual Expense	$92	$96	$100	$104	$108	$112	$117	$122	$127	$132

Alger Health Sciences Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.75%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.25%	8.57%	13.06%	17.74%	22.62%	27.69%	32.98%	38.48%	44.22%	50.19%
End Investment Balance	$10,425	$10,857	$11,306	$11,774	$12,262	$12,769	$13,298	$13,848	$14,422	$15,019
Annual Expense	$77	$92	$95	$99	$103	$108	$112	$117	$122	$127

Alger Growth & Income Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.69%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.31%	8.68%	13.23%	17.98%	22.92%	28.07%	33.44%	39.03%	44.86%	50.92%
End Investment Balance	$10,431	$10,868	$11,323	$11,798	$12,292	$12,807	$13,344	$13,903	$14,486	$15,092
Annual Expense	$70	$86	$90	$94	$98	$102	$106	$110	$115	$120

Alger 25 Fund

Class P	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.65%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.35%	8.33%	12.45%	16.74%	21.19%	25.80%	30.60%	35.57%	40.74%	46.10%
End Investment Balance	$10,435	$10,833	$11,245	$11,674	$12,119	$12,580	$13,060	$13,557	$14,074	$14,610
Annual Expense	$66	$127	$131	$136	$142	$147	$153	$158	$164	$171

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

As a new fund, financial highlights information for Alger 25 Fund is not available as of the date of this Prospectus.

Prospectus 91/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$20.48	$22.15	$23.35	$21.31	$16.68
Income from Investment Operations:
Net investment income (i)	0.05	0.06	0.03	0.04	0.11
Net realized and unrealized gain on investments	6.10	(0.06)	2.00	3.53	4.76
Total from investment operations	6.15	—	2.03	3.57	4.87
Dividends from net investment income	—	—	—	—	(0.17)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$26.46	$20.48	$22.15	$23.35	$21.31
Total return (ii)	30.25%	(0.08)%	9.54%	17.68%	29.58%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$983,006	$735,889	$620,355	$286,186	$183,790
Ratio of gross expenses to average net assets	0.88%	0.89%	0.90%	0.93%	0.93%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	0.88%	0.89%	0.90%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets	0.23%	0.30%	0.12%	0.16%	0.58%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 92/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$10.24	$10.67	$11.70
Income from Investment Operations:
Net investment loss (ii)	(0.04)	0.04	(0.02)
Net realized and unrealized loss on investments	3.36	(0.47)	(1.01)
Total from investment operations	3.32	(0.43)	(1.03)
Net asset value, end of period	$13.56	$10.24	$10.67
Total return (iii)	32.52%	(4.03)%	(8.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$13,306	$7,508	$2,413
Ratio of gross expenses to average net assets	1.07%	1.23%	1.76%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.21)%	(0.77)%
Ratio of net expenses to average net assets	1.05%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets	(0.29)%	0.40%	(0.49)%
Portfolio turnover rate	162.65%	99.42%	122.05%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 93/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class I

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.84	$16.91	$19.54	$21.09	$16.88
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.07)	(0.11)	(0.09)	(0.04)
Net realized and unrealized gain on investments	3.64	(0.04)	0.05	1.55	4.97
Total from investment operations	3.53	(0.11)	(0.06)	1.46	4.93
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$13.14	$10.84	$16.91	$19.54	$21.09
Total return (ii)	35.63%	(0.79)%	(0.48)%	7.70%	30.34%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$23,374	$32,606	$70,677	$699,237	$692,445
Ratio of gross expenses to average net assets	1.35%	1.25%	1.31%	1.27%	1.31%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.35%	1.25%	1.31%	1.27%	1.31%
Ratio of net investment income (loss) to average net assets	(0.99)%	(0.58)%	(0.62)%	(0.45)%	(0.22)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 94/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class Y

From 8/31/17 (commencement of operations) to 10/31/17 (i)
Net asset value, beginning of period	$12.27
Income from Investment Operations:
Net investment loss (ii)	(0.02)
Net realized and unrealized gain on investments	0.89
Total from investment operations	0.87
Net asset value, end of period	$13.14
Total return (iii)	7.09%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$107
Ratio of gross expenses to average net assets	9.54%
Ratio of expense reimbursements to average net assets	(8.67)%
Ratio of net expenses to average net assets	0.87%
Ratio of net investment income (loss) to average net assets	(0.78)%
Portfolio turnover rate	157.39%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 95/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.04	$17.08	$19.63	$21.11	$16.84
Income from Investment Operations:
Net investment income (loss) (i)	(0.09)	(0.05)	(0.06)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	3.74	(0.03)	0.08	1.55	4.97
Total from investment operations	3.65	(0.08)	0.02	1.53	4.99
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$13.46	$11.04	$17.08	$19.63	$21.11
Total return (ii)	36.11%	(0.57)%	(0.02)%	8.07%	30.78%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$52,736	$29,565	$134,051	$52,091	$67,852
Ratio of gross expenses to average net assets	1.06%	1.01%	0.99%	0.95%	0.96%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.06%	1.01%	0.99%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	(0.77)%	(0.40)%	(0.33)%	(0.13)%	0.13%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 96/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$6.27	$8.10	$9.04	$10.01	$7.79
Income from Investment Operations:
Net investment loss (i)	(0.04)	(0.03)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.37	(0.21)	0.10	0.20	2.55
Total from investment operations	2.33	(0.24)	0.05	0.16	2.53
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$8.60	$6.27	$8.10	$9.04	$10.01
Total return (ii)	37.16%	(3.55)%	0.52%	1.73%	33.67%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$26,953	$21,357	$22,002	$64,684	$79,723
Ratio of gross expenses to average net assets	1.08%	1.06%	1.04%	1.03%	1.05%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.07)%	(0.05)%	(0.04)%	(0.06)%
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.50)%	(0.41)%	(0.55)%	(0.45)%	(0.18)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 97/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class I

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.44	$11.22	$11.75	$13.17	$11.00
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.09)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	3.95	0.31	0.57	0.61	3.59
Total from investment operations	3.84	0.22	0.45	0.53	3.54
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$15.28	$11.44	$11.22	$11.75	$13.17
Total return (ii)	33.57%	1.96%	4.07%	4.50%	36.31%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$109,146	$75,648	$40,924	$2,359	$2,034
Ratio of gross expenses to average net assets	1.21%	1.32%	1.56%	2.19%	2.43%
Ratio of expense reimbursements to average net assets	(0.01)%	(0.09)%	(0.21)%	(0.84)%	(1.08)%
Ratio of net expenses to average net assets	1.20%	1.23%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.80)%	(0.81)%	(1.07)%	(0.70)%	(0.46)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 98/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Y

From 3/1/17 (commencement of operations) to 10/31/17 (i)
Net asset value, beginning of period	$12.93
Income from Investment Operations:
Net investment loss (ii)	(0.08)
Net realized and unrealized loss on investments	2.59
Total from investment operations	2.51
Net asset value, end of period	$15.44
Total return (iii)	19.41%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,279
Ratio of gross expenses to average net assets	1.51%
Ratio of expense reimbursements to average net assets	(0.61)%
Ratio of net expenses to average net assets	0.90%
Ratio of net investment income (loss) to average net assets	(0.83)%
Portfolio turnover rate	44.56%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 99/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.53	$11.28	$11.77	$13.16	$10.97
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.07)	(0.08)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	3.99	0.32	0.57	0.61	3.58
Total from investment operations	3.91	0.25	0.49	0.56	3.56
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$15.44	$11.53	$11.28	$11.77	$13.16
Total return (ii)	33.91%	2.22%	4.43%	4.78%	36.61%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$350,097	$68,253	$17,109	$3,368	$3,202
Ratio of gross expenses to average net assets	0.90%	1.01%	1.56%	2.11%	2.38%
Ratio of expense reimbursements to average net assets	—	—	(0.55)%	(1.01)%	(1.28)%
Ratio of net expenses to average net assets	0.90%	1.01%	1.01%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.58)%	(0.58)%	(0.68)%	(0.45)%	(0.20)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 100/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$15.92	$21.76	$25.03
Income from Investment Operations:
Net investment loss (ii)	(0.11)	(0.08)	(0.05)
Net realized and unrealized loss on investments	9.30	(2.37)	(3.22)
Total from investment operations	9.19	(2.45)	(3.27)
Distributions from net realized gains	—	(3.39)	—
Net asset value, end of period	$25.11	$15.92	$21.76
Total return (iii)	57.73%	(13.63)%	(13.06)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$25,644	$4,980	$6,517
Ratio of gross expenses to average net assets	1.12%	1.16%	1.36%
Ratio of expense reimbursements to average net assets	(0.13)%	(0.17)%	(0.28)%
Ratio of net expenses to average net assets	0.99%	0.99%	1.08%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.45)%	(0.47)%
Portfolio turnover rate	106.66%	93.49%	133.92%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 101/102

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.69	$33.39	$33.57	$29.64	$24.43
Income from Investment Operations:
Net investment income (i)	0.65	0.67	0.66	0.63	0.59
Net realized and unrealized gain on investments	6.99	0.26	0.82	4.00	5.14
Total from investment operations	7.64	0.93	1.48	4.63	5.73
Dividends from net investment income	(0.61)	(0.59)	(0.58)	(0.70)	(0.52)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.71	$32.69	$33.39	$33.57	$29.64
Total return (ii)	23.55%	2.91%	4.53%	15.78%	23.74%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$22,487	$11,422	$8,752	$8,441	$2,306
Ratio of gross expenses to average net assets	0.90%	0.87%	0.91%	1.05%	1.36%
Ratio of expense reimbursements to average net assets	—	—	—	(0.10)%	(0.41)%
Ratio of net expenses to average net assets	0.90%	0.87%	0.91%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.75%	2.09%	1.99%	1.98%	2.18%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 102/102

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

DST Asset Manager Solutions, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on

Prospectus A-1/A-11

an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Dividends and Distributions and Tax Consequences

Except as noted below, all Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Prospectus A-2/A-11

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Each of Alger Small Cap Focus Fund and Alger SMid Cap Focus Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger 25 Fund offers one class of shares (Class P Shares). Class I, P, Y and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, P, and Z Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class P Shares, Class Y Shares and Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Class P Shares are generally subject to a minimum initial investment of $500,000. Class P Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds. Class Y Shares are generally subject to a minimum initial investment and a minimum account size requirement of $500,000.

Prospectus A-3/A-11

The Fund's Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

There is no maximum investment limit for Class I, Y or Z Shares.

The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for a waiver of the minimum initial investment.

Additional Information about Minimum Initial Investments

The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.

There is no minimum initial investment for the following categories of eligible investors:

•  Any current employee of Fred Alger Management, Inc. or Fred Alger & Company, Incorporated, or their affiliates, and any of their immediate family members who share the same address.

•  Trustees of the Funds and Directors of Alger Associates, Inc., or its affiliates, and any of their immediate family members who share the same address.

Class P, Y, and Z investment minimums are waived for the following:

•  Certain types of fee based programs and group retirement accounts (e.g., 401(k) plans or employer-sponsored 403(b) plans);

•  Omnibus group retirement accounts;

Prospectus A-4/A-11

•  Financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;

•  Financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charges a transaction fee to its clients;

•  Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans;

•  Registered investment advisors clearing through multiple firms having an aggregate $1,000,000 or more invested in Alger Fund shares.

Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. "In good order" means that all necessary information and documentation related to the redemption request have been provided to the Fund's transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Fund's transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., "redeem in kind") if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund's procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder's expense.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).

Prospectus A-5/A-11

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

Each of the Funds, except for International Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

Prospectus A-6/A-11

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC,

Prospectus A-7/A-11

as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President, Secretary or Assistant Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Prospectus A-8/A-11

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution ("Financial Intermediary") that also provides servicing and/or maintenance of shareholder accounts.

Other Payments by the Funds. In addition to fees that the Funds may pay to a Financial Intermediary pursuant to the Rule 12b-1 plan and fees the Funds pay to their transfer agent, DST Asset Manager Solutions, Inc., the Distributor, on behalf of a Fund, may enter into agreements with Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for networking, sub-transfer agency and/or sub-accounting services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of the Fund's assets or 0.50% annually of the value of the Fund's sales attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Prospectus A-9/A-11

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order (When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder.); redeem all Fund shares; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Prospectus A-10/A-11

For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

TAF-Instl.

Prospectus A-11/A-11